Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the Company’s financial performance for applicable years. The following table summarizes compensation values reported in the Summary Compensation Table for individuals serving as our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” and the Company's financial performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. “Compensation actually paid” includes payments made to executives during the applicable year such as salary, performance bonus, and various benefits. However, the SEC’s valuation methods for this section emphasize the changes in fair value of equity awards under applicable financial accounting standards, and as such, references to “compensation actually paid” below reflects the change in equity award values on the applicable calculation dates and does not necessarily reflect what our NEOs received year-to-year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)	Free Cash Flow (millions)
					TSR	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,985,931	$6,639,906	$4,891,617	$3,534,993	$372.19	$569.81	$376	$595
2023(4)	$914,697	$(2,675,996)
2023(5)	$10,185,668	$13,968,755	$5,255,617	$5,995,797	$381.98	$518.83	$564	$595
2022	$2,807,749	$3,368,621	$1,382,810	$1,448,173	$296.45	$498.98	$524	$360
2021	$17,583,281	$30,872,890	$4,834,140	$8,066,445	$285.97	$346.08	$625	$458
2020(6)	$47,529	$47,529	$4,549,943	$3,264,927	$157.27	$136.65	$(125)	n/a
2020(7)	$21,520,647	$16,120,640

(1)
The PEO and the non-PEO NEOs for each year are as follows:
•
2024: PEO – Francisco J. Leon; Non-PEOs – Manuela (“Nelly”) Molina, Jay A. Bys, Chris D. Gould, Michael L. Preston
•
2023: PEOs – Mark A. McFarland and Francisco J. Leon; Non-PEOs – Manuela (“Nelly”) Molina, Jay A. Bys, Chris D. Gould, Michael L. Preston, Shawn M. Kerns
•
2022 and 2021: PEO – Mark A. McFarland; Non-PEOs – Francisco J. Leon, Jay A. Bys, Shawn M. Kerns, Michael L. Preston
•
2020: PEOs – Mark A. McFarland and Todd A. Stevens; Non-PEOs – Francisco J. Leon, Marshall D. Smith, Charles F. Weiss, Shawn M. Kerns, Darren Williams

(2)
The following tables reconcile the Summary Compensation Table totals to the Compensation Actually Paid totals:

2024
PEO Summary Compensation Table Totals	$7,985,931
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,564,246)
Fair value at year end of equity awards granted during the year	5,020,669
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(433,781)
Change in fair value of equity awards granted in prior years that vested during the year	(368,667)
Equity awards granted in prior years that were forfeited during the year	—
Total Equity Award Related Adjustments	(1,346,025)
Compensation Actually Paid Totals	$6,639,906

2024
Non-PEO NEOs Summary Compensation Table Totals	$4,891,617
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,590,088)
Fair value at year end of equity awards granted during the year	1,935,173
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(188,571)
Change in fair value of equity awards granted in prior years that vested during the year	(172,113)
Equity awards granted in prior years that were forfeited during the year	(341,025)
Total Equity Award Related Adjustments	(1,356,624)
Compensation Actually Paid Totals	$3,534,993

(3)
Peer Group TSR for the peer group of prior years (other than 2020, which as noted herein was the year that we emerged from bankruptcy and only partial year financials can be used) is the same peer group used for Item 201(e) of Reg S-K as shown in our Annual Reports. For the 2024 year, that peer group consisted of Antero Resources Corporation; APA Corporation; Berry Corporation; BKV Corporation; Chord Energy Corporation; Civitas Resources, Inc., Comstock Resources Inc.; Crescent Energy Company; Kosmos Energy Ltd.; Magnolia Oil & Gas Corp; Matador Resources Company; Murphy Oil Corporation; Permian Resources Corporation; Range Resources Corporation; Sable Offshore Corporation; SM Energy Company; Talos Energy Inc.; and Vermilion Energy Inc. Before-Tax Free Cash Flow is a non-GAAP measure described above in the AIP Scorecard Metrics section of the Compensation Discussion and Analysis section above. See also Annex A for a reconciliation to the nearest GAAP measure.
(4)
Information shown for PEO McFarland, who was PEO through April 28, 2023. The negative amount shown for Compensation Actually Paid is due primarily to the forfeiture of RSUs upon Mr. McFarland’s termination.
(5)
Information shown for PEO Leon, who was PEO beginning April 28, 2023.
(6)
Information shown for PEO McFarland, who became PEO on December 31, 2020.
(7)
Information shown for PEO Stevens, who was PEO until December 31, 2020.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)
The PEO and the non-PEO NEOs for each year are as follows:
•
2024: PEO – Francisco J. Leon; Non-PEOs – Manuela (“Nelly”) Molina, Jay A. Bys, Chris D. Gould, Michael L. Preston
•
2023: PEOs – Mark A. McFarland and Francisco J. Leon; Non-PEOs – Manuela (“Nelly”) Molina, Jay A. Bys, Chris D. Gould, Michael L. Preston, Shawn M. Kerns
•
2022 and 2021: PEO – Mark A. McFarland; Non-PEOs – Francisco J. Leon, Jay A. Bys, Shawn M. Kerns, Michael L. Preston
•
2020: PEOs – Mark A. McFarland and Todd A. Stevens; Non-PEOs – Francisco J. Leon, Marshall D. Smith, Charles F. Weiss, Shawn M. Kerns, Darren Williams

Peer Group Issuers, Footnote	Peer Group TSR for the peer group of prior years (other than 2020, which as noted herein was the year that we emerged from bankruptcy and only partial year financials can be used) is the same peer group used for Item 201(e) of Reg S-K as shown in our Annual Reports. For the 2024 year, that peer group consisted of Antero Resources Corporation; APA Corporation; Berry Corporation; BKV Corporation; Chord Energy Corporation; Civitas Resources, Inc., Comstock Resources Inc.; Crescent Energy Company; Kosmos Energy Ltd.; Magnolia Oil & Gas Corp; Matador Resources Company; Murphy Oil Corporation; Permian Resources Corporation; Range Resources Corporation; Sable Offshore Corporation; SM Energy Company; Talos Energy Inc.; and Vermilion Energy Inc.
PEO Total Compensation Amount	$ 7,985,931		$ 2,807,749	$ 17,583,281
PEO Actually Paid Compensation Amount	$ 6,639,906		3,368,621	30,872,890
Adjustment To PEO Compensation, Footnote
(2)
The following tables reconcile the Summary Compensation Table totals to the Compensation Actually Paid totals:

2024
PEO Summary Compensation Table Totals	$7,985,931
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,564,246)
Fair value at year end of equity awards granted during the year	5,020,669
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(433,781)
Change in fair value of equity awards granted in prior years that vested during the year	(368,667)
Equity awards granted in prior years that were forfeited during the year	—
Total Equity Award Related Adjustments	(1,346,025)
Compensation Actually Paid Totals	$6,639,906

Non-PEO NEO Average Total Compensation Amount	$ 4,891,617	$ 5,255,617	1,382,810	4,834,140	$ 4,549,943
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,534,993	5,995,797	1,448,173	8,066,445	3,264,927
Adjustment to Non-PEO NEO Compensation Footnote

2024
Non-PEO NEOs Summary Compensation Table Totals	$4,891,617
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,590,088)
Fair value at year end of equity awards granted during the year	1,935,173
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(188,571)
Change in fair value of equity awards granted in prior years that vested during the year	(172,113)
Equity awards granted in prior years that were forfeited during the year	(341,025)
Total Equity Award Related Adjustments	(1,356,624)
Compensation Actually Paid Totals	$3,534,993

Compensation Actually Paid vs. Total Shareholder Return

PEO

From 2023 to 2024, compensation actually paid to the PEO decreased by $4,652,853 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3% and free cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our PEO were the amount of equity award grants and the decrease in TSR during the year. The PEO received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the PEO increased by $7,924,138 or 235%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and free cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our PEO were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The PEO received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our

PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2023 to 2024, compensation actually paid to the Non-PEOs decreased by $2,460,804 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3%% and freed cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our Non-PEOs were the amount of equity award grants and the decrease in TSR during the year. The Non-PEOs received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the Non-PEOs increased by $4,547,624 or 314%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and freed cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our Non-PEOs were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The Non-PEOs received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Compensation Actually Paid vs. Net Income

PEO

From 2023 to 2024, compensation actually paid to the PEO decreased by $4,652,853 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3% and free cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our PEO were the amount of equity award grants and the decrease in TSR during the year. The PEO received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the PEO increased by $7,924,138 or 235%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and free cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our PEO were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The PEO received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our

PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2023 to 2024, compensation actually paid to the Non-PEOs decreased by $2,460,804 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3%% and freed cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our Non-PEOs were the amount of equity award grants and the decrease in TSR during the year. The Non-PEOs received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the Non-PEOs increased by $4,547,624 or 314%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and freed cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our Non-PEOs were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The Non-PEOs received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure

PEO

From 2023 to 2024, compensation actually paid to the PEO decreased by $4,652,853 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3% and free cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our PEO were the amount of equity award grants and the decrease in TSR during the year. The PEO received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the PEO increased by $7,924,138 or 235%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and free cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our PEO were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The PEO received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the PEO decreased by $27,504,269 or (89%). Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decrease in compensation actually paid to our

PEO was due to the timing of equity award grants. The PEO received an equity award in 2021 following the Company’s emergence from bankruptcy whereas a similar grant was not made in 2022.

From 2020 to 2021, compensation actually paid to the PEO increased by $30,825,361 or 648.6%. Over this same period, the Company’s TSR increased by 81.8% and net income increased by over 600%. The key factors that drove the changes in compensation actually paid were the transition to a new PEO on December 31, 2020, the timing of the equity award grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021 which impacted the PEO equity award values as shown in the table.

Since a substantial majority of the compensation paid to the PEO during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Non-PEOs

From 2023 to 2024, compensation actually paid to the Non-PEOs decreased by $2,460,804 or 41%. Over this same period, the Company's TSR decreased by 2.6%, net income decreased by 33.3%% and freed cash-flow was unchanged. The key factors that drove the decrease in compensation actually paid to our Non-PEOs were the amount of equity award grants and the decrease in TSR during the year. The Non-PEOs received less in equity award grants in 2024 compared to 2023.

From 2022 to 2023, compensation actually paid to the Non-PEOs increased by $4,547,624 or 314%. Over this same period, the Company's TSR increased by 28.9%, net income increased by 7.6% and freed cash-flow increased by 65%. The key factors that drove the increase in compensation actually paid to our Non-PEOs were the timing of equity award grants and the increase in TSR from the equity award grant date early in 2023. The Non-PEOs received equity award grants in 2023, but did receive any equity award grants in 2022.

From 2021 to 2022, compensation actually paid to the Non-PEOs decreased by $6,618,272 or 82%. Over this same period, the Company’s TSR increased by 3.7%, net income decreased by 16.2%, and before-tax free cash flow decreased by 21.4%. The key factor that drove the decline in compensation actually paid in 2022 from the prior period was the timing of equity award grants. The non-PEOs did not receive equity awards in 2022; however, equity awards were granted in 2021 following the Company’s emergence from bankruptcy on October 27, 2020.

From 2020 to 2021, compensation actually paid to the Non-PEOs increased by $4,801,518 or 147%. Over this same period, the Company’s TSR increased by 81.8%, net income increased by over 600%. The key factors that drove the changes in compensation paid were the equity grants in 2021 following the Company’s emergence from bankruptcy and the positive stock price performance for the Company in 2021, which impacted the Non-PEO equity award values as shown in the table.

Since a majority of the compensation paid to the non-PEOs during 2021 - 2024 was equity-based, the compensation actually paid is directly linked to increases or decreases in the Company’s stock price.

Total Shareholder Return Vs Peer Group

Company TSR versus Peer Group TSR

Our peer group changed from 2023 to 2024. We added BKV Corporation which is a new public company with similar operations and presence in the carbon sequestration sector in the United States. We also added APA Corporation and Sable Offshore Corporation to our peer group due to their similar market capitalization and area of operations. We removed Callon Petroleum Company and Southwestern Energy Company from our peer group after they were acquired in 2024.

The relationship of our TSR to the two peer groups as of December 31 for each year presented in the table below:

Year	Our TSR	2024 Peer Group TSR	2023 Peer Group TSR
2024	$372.19	$569.81	$606.14
2023	$381.98	$577.26	$518.83
2022	$296.45	$580.42	$498.98
2021	$285.97	$374.38	$346.08
2020	$157.27	$151.36	$136.65

Tabular List, Table

Disclosure of Most Important Performance Measures for Fiscal Year 2024

The following unranked performance measures for fiscal year 2024 were the most important performance measures the Company used to link executive compensation actually paid to our PEO and Non-PEOs during the last fiscal year to company performance.

Most Important Performance Measures
Free Cash Flow (as described in the Compensation Discussion and Analysis section above)
Adjusted EBITDAX (as described in the Compensation Discussion and Analysis section above)
E&P Capital Efficiency (as described in the Compensation Discussion and Analysis section above)
Carbon Management Projects (as described in the Compensation Discussion and Analysis section above)
Combined Company Synergies (as described in the Compensation Discussion and Analysis section above)

Total Shareholder Return Amount	$ 372.19	381.98	296.45	285.97	157.27
Peer Group Total Shareholder Return Amount	569.81	518.83	498.98	346.08	136.65
Net Income (Loss)	$ 376,000,000	$ 564,000,000	$ 524,000,000	$ 625,000,000	$ (125,000,000)
Company Selected Measure Amount	595,000,000	595,000,000	360,000,000	458,000,000
PEO Name	Francisco J. Leon	Mark A. McFarland and Francisco J. Leon	Mark A. McFarland	Mark A. McFarland	Mark A. McFarland and Todd A. Stevens
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	Before-Tax Free Cash Flow is a non-GAAP measure described above in the AIP Scorecard Metrics section of the Compensation Discussion and Analysis section above. See also Annex A for a reconciliation to the nearest GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAX
Measure:: 3
Pay vs Performance Disclosure
Name	E&P Capital Efficiency
Measure:: 5
Pay vs Performance Disclosure
Name	Combined Company Synergies
Mark A. McFarland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,985,931	$ 914,697			$ 47,529
PEO Actually Paid Compensation Amount	6,639,906	(2,675,996)			47,529
Francisco J. Leon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		10,185,668
PEO Actually Paid Compensation Amount		$ 13,968,755
Todd A. Stevens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					21,520,647
PEO Actually Paid Compensation Amount					$ 16,120,640
PEO | Mark A. McFarland [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,025)
PEO | Mark A. McFarland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,564,246)
PEO | Mark A. McFarland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,020,669
PEO | Mark A. McFarland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,781)
PEO | Mark A. McFarland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,667)
PEO | Mark A. McFarland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,356,624)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,590,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,935,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,571)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,113)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (341,025)